Retail
Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Short-Term Federal Fund Retail) Vanguard Short-Term Federal Fund	One Year	Five Years	Ten Years	Since Inception
Vanguard Short-Term Federal Fund - Investor Shares	3.24%	4.94%	4.58%
Vanguard Short-Term Federal Fund - Investor Shares Return After Taxes on Distributions	2.25%	3.55%	3.13%
Vanguard Short-Term Federal Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	2.16%	3.42%	3.06%
Vanguard Short-Term Federal Fund - Investor Shares Barclays Capital U.S. 1-5 Year Government Bond Index	3.57%	4.92%	4.59%
Vanguard Short-Term Federal Fund - Admiral Shares	3.36%	5.05%		4.55%
Vanguard Short-Term Federal Fund - Admiral Shares Barclays Capital U.S. 1-5 Year Government Bond Index	3.57%	4.92%		4.49%

Participant:
Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Short-Term Federal Fund Participant:) Vanguard Short-Term Federal Fund	One Year	Five Years	Since Inception
Vanguard Short-Term Federal Fund - Admiral Shares	3.36%	5.05%	4.55%
Vanguard Short-Term Federal Fund - Admiral Shares Barclays Capital U.S. 1-5 Year Government Bond Index	3.57%	4.92%	4.49%

Participant
Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns (Vanguard Short-Term Federal Fund Participant) Vanguard Short-Term Federal Fund	One Year	Five Years	Ten Years
Vanguard Short-Term Federal Fund - Investor Shares	3.24%	4.94%	4.58%
Vanguard Short-Term Federal Fund - Investor Shares Barclays Capital U.S. 1-5 Year Government Bond Index	3.57%	4.92%	4.59%